BUSINESS ACQUISITION - Dada, allocation (Details) - USD ($) $ in Thousands	Apr. 30, 2020	Jan. 24, 2019	Feb. 28, 2021	Feb. 29, 2020
Business Acquisition [Line Items]
Goodwill.			$ 454,413	$ 378,913
Shanghai Xiaoxin
Business Acquisition [Line Items]
Cash and cash equivalents		$ 11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and the related deferred tax liabilities		(19,860)
Goodwill.		89,536
Deferred tax liabilities		(2,359)
Noncontrolling interests		(29,658)
Total		98,124
Shanghai Xiaoxin | User base and customer relationships
Business Acquisition [Line Items]
Intangible assets, net		$ 8,152
Amortization period
Amortization period (in years)		7 years
Shanghai Xiaoxin | Technology
Business Acquisition [Line Items]
Intangible assets, net		$ 1,283
Amortization period
Amortization period (in years)		5 years
Dada
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1,269
Net assets acquired, excluding cash and cash equivalents, intangible assets and the related deferred tax liabilities	(172,118)
Goodwill.	168,233		$ 168,233
Deferred tax liabilities	(6,018)
Noncontrolling interests	(1,146)
Total	14,292
Dada | User base and customer relationships
Business Acquisition [Line Items]
Intangible assets, net	$ 7,576
Amortization period
Amortization period (in years)	2 years
Dada | Trade name
Business Acquisition [Line Items]
Intangible assets, net	$ 13,452
Amortization period
Amortization period (in years)	5 years
Dada | Others
Business Acquisition [Line Items]
Intangible assets, net	$ 3,044
Amortization period
Amortization period (in years)	1 year